Federated Hermes Total Return Bond Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—32.9%
		U.S. Treasury Bonds—7.2%
$ 4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	$ 3,161,036
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	8,968,653
215,000		United States Treasury Bond, 2.500%, 2/15/2045	157,771
250,000		United States Treasury Bond, 2.500%, 2/15/2046	180,611
350,000		United States Treasury Bond, 2.500%, 5/15/2046	251,963
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	6,652,327
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	7,212,790
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	1,849,706
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	7,744,267
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	1,660,517
800,000		United States Treasury Bond, 3.000%, 11/15/2045	632,775
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	1,561,118
850,000		United States Treasury Bond, 3.000%, 8/15/2048	652,732
950,000		United States Treasury Bond, 3.125%, 8/15/2044	777,910
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	2,531,363
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	2,674,655
69,000,000		United States Treasury Bond, 3.875%, 2/15/2043	63,925,761
406,385,000		United States Treasury Bond, 4.125%, 8/15/2053	372,841,454
421,570,000		United States Treasury Bond, 4.250%, 2/15/2054	394,915,394
7,890,000		United States Treasury Bond, 4.250%, 8/15/2054	7,393,177
30,000,000		United States Treasury Bond, 4.375%, 8/15/2043	29,509,506
3,100,000		United States Treasury Bond, 4.500%, 2/15/2036	3,250,156
5,000,000		United States Treasury Bond, 4.625%, 5/15/2054	4,984,362
70,000,000		United States Treasury Bond, 4.625%, 11/15/2055	69,890,625
72,000,000		United States Treasury Bond, 4.625%, 2/15/2055	71,808,754
5,000,000		United States Treasury Bond, 4.750%, 5/15/2055	5,089,294
22,000,000		United States Treasury Bond, 4.750%, 8/15/2055	22,407,084
20,000,000		United States Treasury Bond, 4.750%, 2/15/2056	20,381,250
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	5,236,790
		TOTAL	1,118,303,801
		U.S. Treasury Inflation-Protected Notes—1.0%
344,038		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	260,207
64,541,200		U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	65,878,511
78,223,075		U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2035	79,853,995
		TOTAL	145,992,713
		U.S. Treasury Notes—24.7%
12,000,000	[1]	United States Treasury Note, 0.375%, 7/31/2027	11,494,370
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	9,925,829
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	5,218,041
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,429,707
700,000		United States Treasury Note, 1.125%, 2/28/2027	683,622
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	956,546
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	8,601,636
270,000		United States Treasury Note, 1.625%, 5/15/2026	268,831
180,000		United States Treasury Note, 2.375%, 5/15/2027	177,616

Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 23,300,000		United States Treasury Note, 2.375%, 3/31/2029	$ 22,602,820
100,000		United States Treasury Note, 2.375%, 5/15/2029	96,879
130,000		United States Treasury Note, 2.625%, 2/15/2029	127,187
4,800,000	[1]	United States Treasury Note, 2.750%, 2/15/2028	4,742,311
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	54,866,924
12,695,000		United States Treasury Note, 3.125%, 8/31/2027	12,636,809
30,000,000		United States Treasury Note, 3.500%, 9/30/2027	30,032,715
50,000,000		United States Treasury Note, 3.500%, 1/31/2028	50,096,620
10,000,000		United States Treasury Note, 3.500%, 4/30/2028	10,021,194
207,000,000		United States Treasury Note, 3.500%, 1/15/2029	207,630,708
22,500,000		United States Treasury Note, 3.500%, 9/30/2029	22,547,846
35,000,000		United States Treasury Note, 3.500%, 2/28/2031	34,972,658
37,250,000		United States Treasury Note, 3.625%, 5/31/2028	37,434,198
50,000,000		United States Treasury Note, 3.625%, 9/30/2030	50,261,550
70,000,000		United States Treasury Note, 3.625%, 10/31/2030	70,344,897
28,000,000		United States Treasury Note, 3.625%, 12/31/2030	28,132,373
13,000,000		United States Treasury Note, 3.625%, 9/30/2031	13,021,489
7,500,000		United States Treasury Note, 3.750%, 6/30/2027	7,528,027
10,325,000		United States Treasury Note, 3.750%, 5/15/2028	10,402,961
268,000,000		United States Treasury Note, 3.750%, 8/31/2031	270,193,098
80,000,000		United States Treasury Note, 3.750%, 2/28/2033	80,137,504
126,000,000	[1]	United States Treasury Note, 3.875%, 3/15/2028	127,206,652
17,550,000		United States Treasury Note, 3.875%, 7/15/2028	17,743,699
3,690,000		United States Treasury Note, 3.875%, 4/30/2030	3,746,714
11,500,000		United States Treasury Note, 3.875%, 6/30/2030	11,678,023
19,130,000		United States Treasury Note, 4.000%, 2/28/2030	19,508,747
33,000,000		United States Treasury Note, 4.000%, 3/31/2030	33,663,920
1,055,000,000		United States Treasury Note, 4.000%, 11/15/2035	1,058,956,250
93,000,000		United States Treasury Note, 4.125%, 11/15/2027	94,084,780
145,000,000		United States Treasury Note, 4.125%, 10/31/2029	148,383,734
42,000,000		United States Treasury Note, 4.125%, 11/30/2029	42,991,166
104,820,000		United States Treasury Note, 4.125%, 7/31/2031	107,673,148
739,000,000		United States Treasury Note, 4.125%, 10/31/2031	758,650,084
9,000,000		United States Treasury Note, 4.125%, 3/31/2032	9,235,984
5,000,000		United States Treasury Note, 4.250%, 6/30/2029	5,130,078
240,800,000	[1]	United States Treasury Note, 4.250%, 11/15/2034	247,415,450
10,500,000		United States Treasury Note, 4.250%, 5/15/2035	10,770,703
72,500,000		United States Treasury Note, 4.375%, 12/31/2029	74,876,753
12,000,000		United States Treasury Note, 4.375%, 1/31/2032	12,475,744
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,151,953
2,500,000		United States Treasury Note, 4.625%, 9/30/2030	2,617,304
		TOTAL	3,848,547,852
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,070,450,248)	5,112,844,366
		CORPORATE BONDS—23.4%
		Basic Industry - Chemicals—0.0%
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,504,278
		Basic Industry - Metals & Mining—0.3%
8,960,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	8,414,288
2,600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,676,027

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$ 4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	$ 4,751,526
10,330,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,813,362
1,830,000	[2]	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,877,388
6,692,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,666,578
3,344,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,302,574
4,034,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,636,659
8,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	8,317,596
		TOTAL	50,455,998
		Basic Industry - Paper—0.1%
10,775,000	[2]	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	10,917,581
		Capital Goods - Aerospace & Defense—0.9%
7,700,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,659,124
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	7,116,746
10,000,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	10,532,162
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	4,022,328
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,670,154
7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	7,287,526
2,340,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,679,159
3,935,000	[2]	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	4,413,213
7,455,000		Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	8,555,287
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,900,973
11,397,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,966,039
7,127,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,074,120
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,908,270
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,478,902
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	9,318,734
6,645,000		Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	6,958,415
12,333,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,910,263
5,163,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,743,984
		TOTAL	138,195,399
		Capital Goods - Building Materials—0.1%
6,532,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,489,638
2,305,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,538,308
		TOTAL	9,027,946
		Capital Goods - Construction Machinery—0.2%
3,200,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,387,747
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	73,861
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	215,037
10,175,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	10,170,676
7,570,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,338,898
2,924,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,900,972
6,015,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN1, 5.050%, 6/12/2034	6,269,883
		TOTAL	30,357,074
		Capital Goods - Diversified Manufacturing—0.2%
4,180,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,835,097
3,940,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	3,963,256
2,845,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,989,220
2,655,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,701,871
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,776,272
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,528,307

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 6,680,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	$ 6,435,859
		TOTAL	33,229,882
		Capital Goods - Environmental—0.2%
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	4,429,840
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	5,141,842
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	4,766,180
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	4,951,020
6,470,000	[2]	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	6,784,193
		TOTAL	26,073,075
		Capital Goods - Packaging—0.0%
6,205,000		WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,218,719
		Communications - Cable & Satellite—0.4%
8,000,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	6,101,696
10,195,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,715,115
3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,830,969
4,070,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	4,054,680
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	334,021
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,962,553
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	355,951
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,465,058
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	563,218
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,579,051
8,765,000	[2]	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	8,081,200
10,076,000		Comcast Corp., Sr. Unsecd. Note, 144A, 5.168%, 1/15/2037	10,149,287
3,000,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,130,475
5,262,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	4,710,939
1,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	987,455
		TOTAL	58,021,668
		Communications - Media & Entertainment—0.5%
4,040,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	4,120,699
2,860,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	2,750,373
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,795,384
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	7,101,096
5,725,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,702,624
10,930,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	11,042,984
11,505,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	10,848,796
10,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	10,231,530
7,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	6,381,650
11,190,000		Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	11,111,917
8,445,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,350,474
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,339,670
		TOTAL	84,777,197
		Communications - Telecom Wireless—0.6%
8,180,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,773,750
9,100,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	9,355,437
6,000,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,511,010
5,090,000		American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,730,525
4,705,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,165,138
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	4,225,070

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$ 6,925,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	$ 4,668,576
6,360,000		Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	6,390,384
3,210,000	[2]	Orange S.A., Sr. Unsecd. Note, 144A, 5.750%, 1/13/2056	3,309,777
64,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	64,020
4,608,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,509,098
6,600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,550,497
5,610,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,600,010
13,445,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	13,873,027
4,095,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,018,617
4,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,214,674
10,335,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	10,201,756
		TOTAL	96,161,366
		Communications - Telecom Wirelines—0.6%
8,590,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,898,471
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,833,388
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,356,485
14,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.700%, 8/15/2030	14,665,338
10,225,000		AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	10,248,978
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,023,885
10,370,000		AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	10,467,978
4,550,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,956,712
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,638,131
7,995,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,370,394
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	685,727
4,090,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,355,080
6,607,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	6,580,805
10,620,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	10,671,198
8,775,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	8,839,911
1,522,000	[2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	928,574
		TOTAL	94,521,055
		Consumer Cyclical - Automotive—0.5%
7,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	7,488,941
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,188,318
10,310,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	10,509,630
5,000,000	[2]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	5,244,021
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	4,064,260
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	253,661
2,210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	2,269,302
9,890,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 1/8/2036	10,065,632
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,477,651
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,704,631
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,667,462
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,898,803
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,478,975
2,600,000		Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	2,602,282
		TOTAL	78,913,569
		Consumer Cyclical - Leisure—0.1%
9,130,000		Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	9,148,270
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,766,652

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 8,235,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$ 7,698,895
12,340,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,898,491
10,306,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	10,017,814
9,000,000	Home Depot, Inc., 5.300%, 6/25/2054	8,733,242
3,705,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,539,745
3,800,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,706,002
6,250,000	Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	6,461,908
	TOTAL	55,822,749
	Consumer Cyclical - Services—0.3%
9,550,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,338,919
14,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.100%, 5/12/2051	9,515,189
5,030,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,000,850
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,633,003
2,100,000	Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,237,948
4,475,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	4,713,091
6,320,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	6,358,653
3,325,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.800%, 9/15/2035	3,311,487
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,271,165
	TOTAL	45,380,305
	Consumer Non-Cyclical - Food/Beverage—1.1%
870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	872,575
1,390,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,304,199
8,460,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,419,151
8,200,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,395,477
3,257,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,240,395
10,550,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	11,054,224
7,816,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,652,930
3,805,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,285,960
5,814,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,554,436
9,125,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	9,405,594
1,390,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,048,545
5,140,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,223,074
2,125,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,169,914
2,625,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,310,872
4,660,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,643,926
10,580,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	10,486,845
1,468,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	964,519
2,712,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,345,302
5,152,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,941,654
4,883,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,011,822
9,675,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	10,021,609
10,210,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	10,360,813
4,825,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,398,366
8,400,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	8,101,535
3,980,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,577,900
3,610,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,368,839
7,768,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,694,099
6,830,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	6,635,235
9,843,000	The Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	9,354,116

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 10,005,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	$ 10,649,677
		TOTAL	169,493,603
		Consumer Non-Cyclical - Health Care—0.7%
9,950,000		180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	10,022,585
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,940,563
3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,979,882
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,873,563
2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,648,669
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,937,450
41,426		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	41,455
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	880,531
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,646,853
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,289,495
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,527,571
4,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	5,043,918
8,605,000	[2]	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,655,778
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,021,262
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	730,355
10,430,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	11,087,995
2,110,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,323,443
10,000,000		Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,954,124
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,861,197
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,086,244
10,010,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	9,970,406
7,720,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,731,549
		TOTAL	103,254,888
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,466,010
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,136,762
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,429,054
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,556,261
4,975,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	4,955,063
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,913,494
7,075,000		AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	7,317,128
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	328,436
16,550,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	17,334,000
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,758,210
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,660,486
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,017,482
6,100,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,067,268
2,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.375%, 11/16/2045	1,796,772
1,000,000		Bayer Corp., Sr. Unsecd. Note, 144A, 6.650%, 2/15/2028	1,048,420
2,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	2,439,308
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	6,202,290
4,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,244,616
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,696,456
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,296,770
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	239,125
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,485,767
3,385,000	[2]	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,573,311

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 9,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.500%, 11/15/2054	$ 8,977,643
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	465,850
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,125,191
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,718,091
7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,275,286
14,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	14,105,864
8,820,000		Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	8,912,526
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,796,762
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,906,355
9,568,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,486,588
		TOTAL	192,732,645
		Consumer Non-Cyclical - Products—0.1%
6,465,000		Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,680,157
6,680,000		Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,842,188
		TOTAL	13,522,345
		Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000		Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,827,254
		Consumer Non-Cyclical - Tobacco—0.3%
6,248,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,474,645
2,220,000		BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	2,229,988
6,200,000		BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,314,710
5,000,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	5,348,646
5,000,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	5,268,012
3,400,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,383,103
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,491,015
2,210,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,856,488
8,480,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 4/30/2035	8,615,053
5,740,000	[2]	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,192,906
4,350,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,373,703
		TOTAL	51,548,269
		Energy - Independent—0.2%
4,470,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	4,614,447
4,175,000		ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,498,255
205,000		ConocoPhillips, Co., Guarantee, 6.500%, 2/1/2039	234,071
6,245,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	6,099,225
3,838,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	3,999,256
7,546,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,944,891
		TOTAL	26,390,145
		Energy - Integrated—0.2%
4,815,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,222,993
100,000		BP PLC, Deb., 8.750%, 3/1/2032	119,915
4,430,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	4,514,337
7,209,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,076,141
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	4,611,417
3,275,000		Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	2,710,520
3,720,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,713,205
1,808,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.800%, 5/15/2038	2,047,964
610,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	721,909
		TOTAL	26,738,401

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—1.0%
$ 5,500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	$ 5,256,946
3,932,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	4,012,099
1,050,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,071,096
5,250,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	5,502,239
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,171,377
3,585,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,702,832
2,827,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,864,120
3,935,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,428,047
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,345,198
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	898,640
3,170,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,299,243
6,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	6,888,843
2,915,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,069,134
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	480,582
10,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.550%, 2/16/2055	9,903,972
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	599,493
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,232,320
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	297,108
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,825,441
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,587,339
4,625,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	4,795,680
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,929,498
4,910,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	5,233,096
3,945,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,667,489
2,870,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,866,831
10,125,000	ONEOK, Inc., Sr. Unsecd. Note, 5.400%, 10/15/2035	10,342,042
525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	566,897
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,748,192
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,607,602
7,228,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,502,124
4,810,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,941,039
10,000,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.050%, 5/15/2056	9,985,651
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,538,015
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	147,215
225,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	199,502
7,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	6,416,367
3,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	3,515,378
10,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	10,514,184
5,030,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	5,009,873
	TOTAL	159,962,744
	Energy - Oil Field Services—0.1%
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,606,482
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,862,779
	TOTAL	16,469,261
	Energy - Refining—0.0%
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	269,087
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,676,727
	TOTAL	4,945,814
	Financial Institution - Banking—5.1%
7,975,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	8,171,589

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 12,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	$ 12,644,746
3,980,000	American Express Co., Sub. Note, 5.915%, 4/25/2035	4,252,793
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	9,022,991
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,054,849
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	16,151,882
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,880,474
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	8,196,212
3,185,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	3,338,937
11,995,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	12,594,282
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,693,666
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,904,401
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,358,221
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,584,822
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,822,336
660,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	660,007
5,140,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,151,197
3,940,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,848,399
10,640,000	Bank of New York Mellon, Sr. Unsecd. Note, 4.729%, 4/20/2029	10,823,155
5,345,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	5,382,950
12,145,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	12,117,373
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	14,104,078
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	3,033,828
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,992,732
8,670,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	8,824,648
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	347,182
10,280,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	10,792,038
14,565,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	15,159,250
3,500,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	3,737,458
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,409,516
13,030,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	13,730,646
6,533,000	Comerica, Inc., 3.800%, 7/22/2026	6,515,224
7,310,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	7,663,473
15,690,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	15,526,425
4,280,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,220,041
9,180,000	FNB Corp. (PA), 5.722%, 12/11/2030	9,442,945
3,000,000	Goldman Sachs Bank USA, Sr. Unsecd. Note, Series BKNT, 5.283%, 3/18/2027	3,001,722
5,550,000	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	5,609,483
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,770,888
9,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,702,937
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,466,472
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,977,259
6,295,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.939%, 10/21/2036	6,274,992
6,170,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.065%, 1/21/2037	6,215,795
3,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	3,355,899
10,180,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,857,734
12,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,498,951
5,770,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,809,528
8,435,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,893,605
5,315,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,582,753
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	13,596,424

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	$ 3,581,962
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	14,078,660
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,741,471
3,750,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,748,269
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,953,726
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	212,954
10,275,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,586,222
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,036,274
9,980,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	10,405,025
6,960,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	7,286,000
3,370,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,707,033
10,105,000		JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	10,512,998
4,605,000		KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	4,647,533
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	635,236
15,610,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	15,872,851
7,170,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	7,376,168
11,630,000		Morgan Stanley, 4.654%, 10/18/2030	11,821,796
3,805,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,789,121
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	13,028,901
4,545,000		Morgan Stanley, Sr. Unsecd. Note, 4.892%, 10/22/2036	4,523,394
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,803,780
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,820,814
4,255,000		Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	4,474,683
3,320,000		Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,548,945
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,485,311
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,575,740
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,571,113
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	5,065,695
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,686,159
7,054,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,730,432
6,700,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,648,726
9,415,000		PNC Financial Services Group, Inc., 5.575%, 1/29/2036	9,912,485
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,552,940
2,225,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,324,137
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	8,087,707
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,807,443
14,509	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	3,047
6,160,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	6,388,239
9,965,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,442,053
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	353,709
7,300,000		State Street Corp., Sub., 2.200%, 3/3/2031	6,648,660
11,650,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,903,281
350,000		Truist Bank, Sub. Deb., Series BKNT, 4.632%, 9/17/2029	354,009
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,304,903
7,215,000		Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	7,292,920
5,800,000		Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.964%, 10/23/2036	5,793,912
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	700,160
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,339,283
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,512,582
6,930,000		U.S. Bancorp, 4.967%, 7/22/2033	7,058,455

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,625,000		U.S. Bancorp, 5.100%, 7/23/2030	$ 3,752,077
2,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,080,214
7,990,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,584,317
7,835,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	7,016,951
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	140,071
9,180,000		Wells Fargo & Co., Sr. Unsecd. Note, 4.960%, 1/23/2037	9,218,479
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	2,179,067
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,479,082
12,665,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	13,104,068
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,564,573
8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	9,363,497
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,614,477
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,888,096
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	15,073,511
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,701,809
435,000		Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	435,277
		TOTAL	792,701,691
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,589,014
4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,478,056
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,920,416
5,663,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	5,847,419
6,875,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	7,192,873
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,972,081
4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,867,463
		TOTAL	30,867,322
		Financial Institution - Finance Companies—0.3%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,209,544
2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,598,325
8,415,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.000%, 11/15/2035	8,407,366
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,962,011
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,330,346
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,451,070
6,200,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,341,288
6,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,617,575
		TOTAL	40,917,525
		Financial Institution - Insurance - Health—0.4%
10,000,000		Centene Corp., 2.500%, 3/1/2031	8,685,527
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	14,332,407
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,847,364
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,688,878
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	8,822,363
9,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2054	8,885,610
		TOTAL	57,262,149
		Financial Institution - Insurance - Life—0.7%
4,795,000	[2]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	5,025,137
8,380,000		CoreBridge Global Funding, Secured Note, 144A, 4.900%, 12/3/2029	8,569,757
4,315,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	4,436,038
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,953,715
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,623,520

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 6,950,000	Met Tower Global Funding, 144A, 5.250%, 4/12/2029	$ 7,200,150
330,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	345,426
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,915,343
6,995,000	MetLife, Inc., Note, 6.375%, 6/15/2034	7,809,749
6,085,000	Metropolitan Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,338,272
15,699,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	11,268,614
9,790,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	10,027,242
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,089,701
3,650,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,074,477
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,461,382
13,252,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	12,148,024
6,880,000	Principal Life Global Funding II, 144A, 1.625%, 11/19/2030	6,095,623
5,000,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,794,451
1,762,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,920,174
1,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,199,426
335,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	311,056
	TOTAL	110,607,277
	Financial Institution - Insurance - P&C—0.5%
1,575,000	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	1,624,133
10,000,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	9,394,806
11,680,000	Aon North America, Inc., 5.750%, 3/1/2054	11,568,838
1,000,000	Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,128,434
30,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	25,302
5,825,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	5,199,684
4,300,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,295,326
3,265,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.900%, 8/15/2035	3,310,340
1,000,000	Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,062,436
8,695,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,637,698
7,840,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	8,196,171
9,160,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	9,347,104
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,892,547
2,245,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,501,052
3,932,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,921,332
	TOTAL	79,105,203
	Financial Institution - REIT - Apartment—0.4%
13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,094,206
10,000,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	10,246,598
11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,784,152
9,740,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	10,232,934
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,599,694
2,490,000	UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,544,340
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	7,060,099
	TOTAL	57,562,023
	Financial Institution - REIT - Healthcare—0.3%
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,443,288
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,938,368
8,020,000	Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	8,070,028
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,996,944
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,357,619
9,145,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	9,434,248

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$ 8,352,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	$ 7,854,896
		TOTAL	44,095,391
		Financial Institution - REIT - Office—0.1%
6,560,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,461,499
1,820,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,817,421
2,500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,540,224
3,480,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,498,984
955,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	899,877
5,810,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	5,064,583
		TOTAL	19,282,588
		Financial Institution - REIT - Other—0.0%
7,210,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	7,495,183
		Financial Institution - REIT - Retail—0.3%
3,390,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,268,109
9,467,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,407,584
9,000,000		Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	9,359,632
8,075,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	9,001,318
4,740,000		Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	4,749,926
7,556,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,597,692
7,000,000		Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	7,175,944
		TOTAL	50,560,205
		Municipal Services—0.0%
1,290,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,287,850
		Sovereign—0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,838,032
		Technology—2.4%
11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,181,199
2,080,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2031	2,094,152
6,255,000		Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	6,335,950
5,055,000		Alphabet, Inc., Sr. Unsecd. Note, 4.800%, 2/15/2036	5,140,011
3,827,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,810,581
8,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,925,261
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	476,017
11,960,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	12,065,731
11,200,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,432,171
5,185,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	5,315,074
8,100,000		Broadcom, Inc., Sr. Sub. Secd. Note, Series WI, 3.469%, 4/15/2034	7,497,610
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	4,011,971
7,545,000		Broadcom, Inc., Sr. Unsecd. Note, 4.900%, 2/15/2038	7,506,677
10,360,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	10,720,954
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,583,020
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	303,795
8,101,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	8,018,119
5,685,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	5,724,216
10,050,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	10,367,501
10,390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,492,446
8,015,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	8,244,856
8,055,000	[2]	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	8,088,405
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,541,976
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,695,359

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 10,645,000	[2]	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	$ 10,654,099
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,815,195
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	5,350,524
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,949,677
4,555,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,567,680
2,970,000		Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,971,200
5,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	5,195,647
12,485,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	12,425,176
5,070,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	4,669,221
8,640,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	8,654,423
4,950,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	4,907,199
6,415,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	6,542,603
5,320,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	5,581,081
7,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	7,739,834
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,912,597
2,100,000		Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	2,186,570
5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	6,040,159
2,875,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	2,952,959
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,380,163
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	751,738
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,421,538
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	3,852,356
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	262,393
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,402,378
10,365,000		Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	8,408,891
13,240,000		Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	13,252,385
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,185,480
9,670,000		Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	9,383,499
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	4,530,390
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,907,675
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,455,030
6,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	6,055,373
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,419,518
5,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	5,368,286
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	14,144,135
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	11,027,638
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,883,824
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	342,614
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,578,019
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	3,092,140
		TOTAL	369,794,359
		Transportation - Railroads—0.2%
9,882,000	[4]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,455,968
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,546,099
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,442,998
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	992,232
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,329,596
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,243,477
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,833,508

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$ 9,000,000		Union Pacific Corp., Sr. Unsecd. Note, 5.600%, 12/1/2054	$ 9,121,030
		TOTAL	36,964,908
		Transportation - Services—0.5%
5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,719,604
7,483,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	7,901,746
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	10,511,968
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	2,009,523
8,100,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	8,391,948
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,690,870
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,755,112
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,931,156
7,735,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,976,837
9,235,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.650%, 10/15/2030	9,545,203
8,781,000	[2]	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	9,160,379
		TOTAL	74,594,346
		Utility - Electric—1.5%
12,535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	8,593,407
6,462,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,856,654
4,868,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,540,035
1,450,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,248,333
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,053,064
8,502,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	9,121,416
2,990,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,276,026
7,205,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,955,158
10,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	8,670,092
6,953,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,766,709
13,520,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,405,736
9,610,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,523,273
9,090,000		Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	9,410,098
2,175,000		Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	2,439,544
427,000		Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	468,635
2,450,000	[2]	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,572,928
7,500,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,189,837
5,679,000		Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,821,091
5,621,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	6,171,358
7,554,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	6,537,390
5,742,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	5,234,721
14,800,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 5.000%, 9/30/2035	14,792,429
3,985,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,314,928
2,485,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,957,956
3,787,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,233,286
2,302,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,983,367
1,600,000		Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	1,667,714
7,500,000		Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	7,285,402
3,107,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,702,782
5,400,000		Florida Power & Light Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,851,377
5,831,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,795,643
7,759,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,788,868
5,452,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,632,316
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,405,779

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 5,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	$ 4,854,904
5,000,000		NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,963,057
2,410,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,041,577
1,520,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,558,872
7,742,000		NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	8,121,164
7,430,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,737,833
3,040,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	3,154,956
3,040,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,931,919
1,450,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,563,234
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,635,782
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,465,880
		TOTAL	233,296,530
		Utility - Natural Gas—0.1%
9,000,000		Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,889,816
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,837,752
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,225,898
		TOTAL	17,953,466
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,413,737
1,973,000		The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,305,433
		TOTAL	2,719,170
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,686,048,591)	3,642,516,718
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.6%
	[4]	Federal Home Loan Mortgage Corporation—3.7%
18,462,016		Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 4.817% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	18,622,421
6,130,736		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 4.667% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	6,166,155
14,627,899		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 4.867% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	14,710,507
34,637,848		Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 4.767% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	34,943,967
25,850,836		Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 4.867% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	26,075,666
26,081,596		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 4.867% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	26,299,666
23,419,829		Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 4.867% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	23,614,985
17,062,140		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 4.867% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	17,177,630
28,514,881		Federal Home Loan Mortgage Corp. REMIC, Series 5428, Class FB, 4.767% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	28,684,217
2,444,288		Federal Home Loan Mortgage Corp. REMIC, Series 5438, Class FC, 4.767% (30-DAY AVERAGE SOFR +1.100%), 8/25/2054	2,458,020
42,771,595		Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.817% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	43,312,099
26,421,029		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 4.767% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	26,570,451
8,657,022		Federal Home Loan Mortgage Corp. REMIC, Series 5458, Class PF, 4.667% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	8,697,166
28,354,499		Federal Home Loan Mortgage Corp. REMIC, Series 5466, Class FL, 4.617% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	28,445,956

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[4]	Federal Home Loan Mortgage Corporation—continued
$ 45,050,253		Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class FL, 4.767% (30-DAY AVERAGE SOFR +1.100%), 3/25/2055	$ 45,333,110
53,690,528		Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.817% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	53,994,867
17,412,321		Federal Home Loan Mortgage Corp. REMIC, Series 5519, Class FG, 4.717% (30-DAY AVERAGE SOFR +1.050%), 9/25/2054	17,480,685
56,385,609		Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.717% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	56,657,749
29,918,332		Federal Home Loan Mortgage Corp. REMIC, Series 5566, Class AF, 4.767% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	30,117,556
53,918,791		Federal Home Loan Mortgage Corp. REMIC, Series 5606, Class FB, 4.617% (30-DAY AVERAGE SOFR +0.950%), 12/25/2055	54,123,602
8,437,672		Federal Home Loan Mortgage Corp. REMIC, Series FLT, PT, Class FH, 4.517% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	8,453,023
		TOTAL	571,939,498
	[4]	Federal National Mortgage Association—1.6%
29,578,855		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 4.717% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	29,765,429
27,126,060		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 4.767% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	27,305,282
30,341,967		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 4.717% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	30,510,432
23,960,312		Federal National Mortgage Association REMIC, Series 2024-74, Class FW, 4.667% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	24,055,626
41,855,099		Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.867% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	42,209,846
64,246,393		Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.767% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	64,619,825
25,468,175		Federal National Mortgage Association REMIC, Series 2025-29, Class KF, 4.767% (30-DAY AVERAGE SOFR +1.100%), 5/25/2055	25,614,365
		TOTAL	244,080,805
	[4]	Government National Mortgage Association—0.3%
14,642,481		Government National Mortgage Association REMIC, Series 2024-44, Class KF, 4.511% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	14,690,306
9,421,878		Government National Mortgage Association REMIC, Series 2024-162, Class FB, 4.561% (30-DAY AVERAGE SOFR +0.900%), 10/20/2054	9,460,458
8,821,808		Government National Mortgage Association REMIC, Series 2025-23, Class FE, 4.711% (30-DAY AVERAGE SOFR +1.050%), 2/20/2055	8,885,414
14,549,767		Government National Mortgage Association REMIC, Series 2025-127, Class FA, 4.911% (30-DAY AVERAGE SOFR +1.250%), 6/20/2055	14,576,213
		TOTAL	47,612,391
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $858,738,901)	863,632,694
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Commercial Mortgage—0.5%
4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	4,540,043
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,749,103
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,313,248
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,803,283
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	29,654,036
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,135,349
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,564,269
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,061,016
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,206,548

Principal Amount, Shares or Contracts		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Commercial Mortgage—continued
$ 3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	$ 3,302,779
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $87,605,625)	84,329,674
	FOREIGN GOVERNMENTS/AGENCIES—0.5%
	Sovereign—0.5%
ARS 400,000,000	Bono Del Tesoro Nacional Capitalizable en Pesos, Unsecd. Note, 2.550%, 4/30/2027	322,694
BRL 12,200	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	2,360,742
20,800	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	3,548,407
COP 6,600,000,000	Colombia, Government of, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	1,067,793
CZK 55,000,000	Czech Republic, Government of, Sr. Unsecd. Note, Series 103, 2.000%, 10/13/2033	2,317,658
40,000,000	Czech Republic, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	1,730,040
DOP 15,250,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 10.500%, 3/15/2037	284,368
8,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 10.500%, 3/15/2037	149,176
EGP 156,750,000	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 4/14/2026	3,180,750
HUF 350,000,000	Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	1,048,800
800,000,000	Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	1,943,465
MYR 6,700,000	Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	1,735,767
8,600,000	Malaysia, Government of, Sr. Unsecd. Note, Series 0425, 3.775%, 5/31/2045	2,164,174
12,000,000	Malaysia, Government of, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	3,227,776
MXN 170,000	Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 2/21/2036	943,746
170,000	Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 4/29/2055	869,165
90,000	Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.500%, 2/28/2030	534,278
$ 18,394,000	Mexico, Government of, Series 10, 5.625%, 9/22/2035	18,338,818
MXN 400,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	2,216,398
NGN 1,600,000,000	Nigeria, Government of, Unsecd. Note, Series 196D, 0.000%, 5/5/2026	1,129,812
BRL 5,850	Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2035	971,399
$ 400,000	Panama, Government of, Sr. Unsecd. Note, 6.400%, 2/14/2035	426,960
PEN 1,140,000	Peru, Government of, 144A, 7.600%, 8/12/2039	369,745
12,000,000	Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	3,892,054
PLN 530,000	Poland, Government of, Unsecd. Note, Series 0428, 2.750%, 4/25/2028	146,040
14,000,000	Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	3,361,677
7,170,000	Poland, Government of, Unsecd. Note, Series 1029, 2.750%, 10/25/2029	1,928,779
RON 3,430,000	Romania, Government of, Unsecd. Note, Series 15Y, 3.650%, 9/24/2031	707,098
1,495,000	Romania, Government of, Unsecd. Note, Series 15Y, 7.900%, 2/24/2038	388,481
6,000,000	Romania, Government of, Unsecd. Note, Series 4Y, 6.300%, 4/26/2028	1,402,136
6,000,000	Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	1,380,663
3,790,000	Romania, Government of, Unsecd. Note, Series 5Y, 6.300%, 4/25/2029	887,079
2,505,000	Romania, Government of, Unsecd. Note, Series 6Y, 6.850%, 7/29/2030	598,334
2,835,000	Romania, Government of, Unsecd. Note, Series 7Y, 2.500%, 10/25/2027	624,200
ZAR 19,137,000	South Africa, Government of, Series R209, 6.250%, 3/31/2036	1,050,155
24,996,000	South Africa, Government of, Sr. Unsecd. Note, Series 2030, 8.000%, 1/31/2030	1,614,783
33,902,000	South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	2,149,727
17,503,000	South Africa, Government of, Sr. Unsecd. Note, Series R213, 7.000%, 2/28/2031	1,081,958
10,336,000	South Africa, Government of, Sr. Unsecd. Note, Series R214, 6.500%, 2/28/2041	541,586
48,467,000	South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	3,142,845
14,779,000	South Africa, Government of, Unsecd. Note, Series 2033, 10.000%, 3/31/2033	1,039,862
13,945,000	South Africa, Government of, Unsecd. Note, Series 2038, 10.875%, 3/31/2038	1,046,991
TRY 54,076,000	Turkey, Government of, Unsecd. Note, Series 10Y, 10.500%, 8/11/2027	923,070
17,600,000	Turkey, Government of, Unsecd. Note, Series 10Y, 12.400%, 3/8/2028	284,457
3,144,000	Turkey, Government of, Unsecd. Note, Series 10Y, 27.700%, 9/27/2034	69,916

Principal Amount, Shares or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
TRY 30,314,000	Turkey, Government of, Unsecd. Note, Series 5Y, 17.300%, 7/19/2028	$ 527,643
45,907,000	Turkey, Government of, Unsecd. Note, Series 5Y, 30.000%, 9/12/2029	1,025,084
UYU 9,000,000	Uruguay, Government of, Sr. Unsecd. Note, 8.250%, 5/21/2031	246,678
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $76,988,734)	80,943,227
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
$ 73	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	76
10	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	10
73,279	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	77,427
7,892	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	8,281
200	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	210
86,094	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	87,673
83	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	83
886	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	879
1,532	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	1,526
1,525	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	1,596
3,256	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	3,451
	TOTAL	181,212
	Federal National Mortgage Association—0.0%
231	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	242
975	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,014
1,540	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	1,604
8,229	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	8,703
4,742	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	4,970
13	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	13
389	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	410
148	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	156
664	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	706
4,740	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	4,938
33,265	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	34,563
4,942	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	5,147
19,882	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	20,943
4,591	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	4,810
587	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	615
8,586	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	8,991
1,213	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,282
1,866	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	1,887
4,934	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	5,170
39,008	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	40,336
964	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,010
11,015	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	11,385
2,347	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	2,464
127,614	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	129,772
3,319	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,375
3,926	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	3,803
1,956	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	1,950
7,238	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	7,360
1,534	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	1,560
5,095	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	5,271

Principal Amount, Shares or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,021	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	$ 1,039
14,072	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	14,312
1,202	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,222
8,976	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	8,932
158	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	158
12,664	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	12,618
6,207	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,005
717	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	714
5,758	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	5,526
3,760	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	3,525
8,408	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	8,112
8,019	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	7,709
67,562	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	69,920
163,671	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	166,449
4,304	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	4,378
98,189	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	98,150
2,430	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,472
2,904	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	2,892
11,363	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	10,986
	TOTAL	739,569
	Government National Mortgage Association—0.0%
265	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	276
325	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	336
621	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	646
888	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	900
906	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	942
445	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	460
101	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	105
79	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	82
1,948	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,030
1,157	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,209
1,318	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,381
8,947	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	9,217
6,030	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	6,212
1,917	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	1,977
9,357	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	9,653
10,664	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	11,008
11,603	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	11,845
4,550	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	4,645
5,117	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	5,297
10,136	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	10,370
63	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	64
50	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	50
3	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	3
157	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	158
13,956	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	14,510
200	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	203
7	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	6
72	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	73
593	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	610

Principal Amount, Shares or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 971		Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	$ 1,013
37		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	38
449		Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	461
1		Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1
4,749		Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	4,998
10,377		Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	10,898
7,791		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	7,872
851		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	897
143,417		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	150,161
23,241		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	24,270
31,818		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	33,295
3,928		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,123
479		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	483
4,254		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	4,455
4,784		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	4,600
1,382		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,359
		TOTAL	343,192
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,256,413)	1,263,973
		MUNICIPAL BOND—0.0%
		Other—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $406,702)	402,044
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
59,966		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $60,763)	20,751
	[4]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
732		Federal National Mortgage Association ARM, 6.250%, 1/1/2033	749
		Government National Mortgage Association—0.0%
352		Government National Mortgage Association ARM, 5.625%, 5/20/2028	354
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,118)	1,103
		PURCHASED CALL OPTION—0.0%
18,975,000		Barclays USD CALL/MXN PUT, Exercise Price $17.30, Notional Amount $326,749,500, Expiration Date 3/9/2026 (IDENTIFIED COST $136,430)	65,350
		EXCHANGE-TRADED FUND—0.3%
2,065,689		Federated Hermes Short Duration Corporate ETF (IDENTIFIED COST $50,092,958)	50,723,200
		INVESTMENT COMPANIES—37.5%
17,948,195		Bank Loan Core Fund	150,411,462
42,076,338		Emerging Markets Core Fund	386,298,883
228,720,180		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[5]	228,720,180
75,336,174		High Yield Bond Core Fund	429,416,194
376,159,707		Mortgage Core Fund	3,234,973,483

Principal Amount, Shares or Contracts		Value
	INVESTMENT COMPANIES—continued
156,557,895	Project and Trade Finance Core Fund	$ 1,402,555,482
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,603,096,508)	5,832,375,684
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $15,434,882,991)	15,669,118,784
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(101,820,863)
	NET ASSETS—100%	$15,567,297,921
At February 28, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	22,051	$4,614,688,581	June 2026	$7,465,764
United States Treasury Notes 5-Year Long Futures	4,292	$472,723,563	June 2026	$1,169,362
United States Treasury Notes 10-Year Long Futures	1,061	$120,755,063	June 2026	$336,318
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	3,891	$454,213,453	June 2026	$(3,323,715)
United States Treasury Ultra Bond Short Futures	1,920	$233,460,000	June 2026	$(2,107,085)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,540,644
At February 28, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/18/2026	State Street Bank & Trust Co.	96,429,874	CLP	$104,432	$6,056
3/18/2026	Bank of America N.A.	289,716,557	CLP	$317,209	$14,744
3/18/2026	Bank of America N.A.	473,690,865	CLP	$525,657	$17,091
3/18/2026	Goldman Sachs Bank USA	133,531,908	CLP	$155,590	$(2,591)
3/18/2026	Morgan Stanley & Co.	93,358,765	CLP	$108,212	$(1,243)
3/18/2026	Morgan Stanley & Co.	146,051,202	CLP	$155,465	$11,879
3/18/2026	Goldman Sachs Bank USA	724,277,582	CLP	$796,440	$33,427
3/18/2026	State Street Bank & Trust Co.	182,746,166	CLP	$213,659	$(4,272)
3/18/2026	Credit Agricole	9,150,000	CNY	$1,301,049	$34,751
3/18/2026	BNP Paribas	3,918,312,204	COP	$1,062,904	$(22,430)
3/18/2026	Morgan Stanley & Co.	2,105,725,419	COP	$545,172	$13,986
3/18/2026	Standard Chartered Bank	3,690,209	MXN	$213,655	$336
3/18/2026	State Street Bank & Trust Co.	10,000,000	MXN	$549,209	$30,681
3/18/2026	Goldman Sachs Bank USA	2,579,960	PEN	$768,545	$251
3/18/2026	Credit Agricole	714,415	PEN	$212,726	$161
3/18/2026	BNP Paribas	8,588,300	ZAR	$532,725	$6,040
4/6/2026	Goldman Sachs Bank USA	60,619,000	TRY	$1,316,287	$25,814
4/15/2026	Morgan Stanley & Co.	28,000,000,000	COP	$7,494,145	$(110,019)
4/15/2026	Morgan Stanley & Co.	185,000,000	COP	$49,515	$(727)
4/15/2026	Morgan Stanley & Co.	185,000,000	COP	$49,304	$(516)
4/15/2026	Morgan Stanley & Co.	28,000,000,000	COP	$7,462,189	$(78,063)
4/15/2026	State Street Bank & Trust Co.	86,828	EUR	$104,012	$(1,205)
4/15/2026	State Street Bank & Trust Co.	17,888,792	EUR	$21,429,227	$(248,178)
4/15/2026	Goldman Sachs Bank USA	675,000,000	INR	$7,441,625	$(43,698)
4/15/2026	Goldman Sachs Bank USA	4,500,000	INR	$49,611	$(291)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
4/15/2026	Bank of America N.A.	229,008,931	KRW	$156,382	$3,034
5/4/2026	Credit Agricole	1,141,955	BRL	$215,445	$4,160
5/4/2026	Morgan Stanley Bank N.A.	4,984,791	BRL	$950,063	$8,541
5/4/2026	Morgan Stanley Bank N.A.	5,513,450	MYR	$1,422,554	$(3,464)
5/11/2026	Bank of America N.A.	38,879,691	INR	$427,908	$(2,728)
8/19/2026	Standard Chartered Bank	764,100,000	EGP	$15,227,182	$(547,787)
Contracts Sold:
3/18/2026	Morgan Stanley & Co.	96,429,874	CLP	$105,420	$(5,068)
3/18/2026	UBS AG	67,697,237	CLP	$77,552	$(15)
3/18/2026	Bank of America N.A.	1,121,216,912	CLP	$1,287,231	$2,557
3/18/2026	Morgan Stanley & Co.	146,051,202	CLP	$156,006	$(11,337)
3/18/2026	Morgan Stanley & Co.	500,000,000	CLP	$554,797	$(18,095)
3/18/2026	Bank of America N.A.	3,273,129,124	COP	$831,567	$(37,585)
3/18/2026	Morgan Stanley & Co.	1,192,681,781	COP	$311,831	$(4,876)
3/18/2026	UBS AG	2,272,769,189	COP	$595,031	$(8,483)
3/18/2026	Goldman Sachs Bank USA	3,979,791,693	COP	$1,055,827	$(973)
3/18/2026	Bank of America N.A.	192,868,380	HUF	$580,371	$(23,852)
3/18/2026	Wells Fargo Bank N.A.	10,000,000	MXN	$577,092	$(2,797)
3/18/2026	Standard Chartered Bank	3,294,375	PEN	$975,562	$(6,121)
3/18/2026	Standard Chartered Bank	8,588,300	ZAR	$539,977	$1,212
4/6/2026	HSBC Bank	60,619,000	TRY	$1,341,142	$(959)
4/15/2026	Morgan Stanley & Co.	28,000,000,000	COP	$7,639,211	$255,085
4/15/2026	BNP Paribas	28,000,000,000	COP	$7,452,795	$68,668
4/15/2026	BNP Paribas	185,000,000	COP	$49,242	$454
4/15/2026	Morgan Stanley & Co.	185,000,000	COP	$50,473	$1,685
4/15/2026	Morgan Stanley & Co.	86,828	EUR	$103,953	$1,145
4/15/2026	Morgan Stanley & Co.	17,888,792	EUR	$21,416,909	$235,859
5/4/2026	BNP Paribas	4,276,746	BRL	$805,225	$(17,218)
5/4/2026	Morgan Stanley & Co.	1,850,000	BRL	$344,776	$(10,990)
5/4/2026	Morgan Stanley & Co.	5,513,450	MYR	$1,403,807	$(15,284)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(453,248)
At February 28, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/28/2026[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank PLC	CDX Index EM Series 44	Sell	1.000%	12/20/2030	1.35%	$100,000,000	$1,500,020	$1,931,604	$(431,584)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2026	Shares Held as of 2/28/2026**	Dividend Income
Bank Loan Core Fund	$2,898,455	$151,365,863	$—	$(3,852,856)	$—	$150,411,462	17,948,195	$2,294,076
Emerging Markets Core Fund	$382,087,880	$9,681,572	$(7,600,000)	$2,121,652	$7,779	$386,298,883	42,076,338	$9,619,460
Federated Hermes Government Obligations Fund, Premier Shares*	$204,646,411	$2,577,792,572	$(2,553,718,803)	$—	$—	$228,720,180	228,720,180	$2,062,782
Federated Hermes Short Duration Corporate ETF	$50,497,627	$—	$—	$225,573	$—	$50,723,200	2,065,689	$520,140
High Yield Bond Core Fund	$430,922,917	$—	$—	$(1,506,723)	$—	$429,416,194	75,336,174	$6,704,161
Mortgage Core Fund	$3,201,119,109	$—	$—	$33,854,374	$—	$3,234,973,483	376,159,707	$40,939,854
Project and Trade Finance Core Fund	$1,076,828,442	$328,226,086	$—	$(2,499,046)	$—	$1,402,555,482	156,557,895	$22,060,167
TOTAL OF AFFILIATED TRANS- ACTIONS	$5,349,000,841	$3,067,066,093	$(2,561,318,803)	$28,342,974	$7,779	$5,883,098,884	898,864,178	$84,200,640

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**
At February 28, 2026, the Fund owned a majority of the outstanding shares of beneficial interest of each of Federated Hermes Short Duration Corporate ETF,
Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$40,905,511	$41,923,837

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$5,112,844,366	$—	$5,112,844,366
Corporate Bonds	—	3,642,513,671	3,047	3,642,516,718
Collateralized Mortgage Obligations	—	863,632,694	—	863,632,694
Commercial Mortgage-Backed Securities	—	84,329,674	—	84,329,674
Foreign Governments/Agencies	—	80,943,227	—	80,943,227
Mortgage-Backed Securities	—	1,263,973	—	1,263,973
Municipal Bond	—	402,044	—	402,044
Asset-Backed Security	—	20,751	—	20,751
Adjustable Rate Mortgages	—	1,103	—	1,103
Purchased Call Option	—	65,350	—	65,350
Exchange-Traded Fund	50,723,200	—	—	50,723,200
Investment Companies	4,429,820,202	—	—	4,429,820,202
Other Investments[1]	—	—	—	1,402,555,482
TOTAL SECURITIES	$4,480,543,402	$9,786,016,853	$3,047	$15,669,118,784
Other Financial Instruments:
Assets
Futures Contracts	$8,971,444	$—	$—	$8,971,444
Foreign Exchange Contracts	—	777,617	—	777,617
Swap Contracts	—	1,500,020	—	1,500,020
Liabilities
Futures Contracts	(5,430,800)	—	—	(5,430,800)
Foreign Exchange Contracts	—	(1,230,865)	—	(1,230,865)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,540,644	$1,046,772	$—	$4,587,416

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $1,402,555,482 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ARS	—Argentine Peso
BKNT	—Bank Notes
BRL	—Brazilian Real
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
INR	—Indian Rupee
KRW	—Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RON	—Romanian Leu
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand